Trade and other payables - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current
Trade payables	$ 384	$ 514
Other payables	383	494
Trade and other payables, non-current	767	1,008
Current
Trade payables	173,157	140,949
Advances from customers	22,609	16,351
Taxes payable	9,499	9,482
Dividends to be paid	703	1,024
Payable from acquisition of subsidiary	0	13,404
Other payables	939	9,520
Trade and other payables, current	206,907	190,730
Trade and other payables	$ 207,674	$ 191,738